Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Segment Reporting

Guidance issued by the FASB requires that public business enterprises report financial and descriptive information about its reportable operating segments. CBAI has one operating segment. Cord generates revenues related to the processing and preservation of umbilical cord blood.  Cord’s long-lived assets are located in, and substantially all of its revenues are generated from, the United States of America, Argentina and Germany.

The table below presents certain financial information by business segment for the nine months ended September 30, 2011:

	Umbilical			Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Total	Eliminations	Total
Revenue from External Customers	$2,589,234	$453,659	$1,338,249	$4,381,142	$-	$4,381,142
Interest & Derivative Expense	1,349,083	63,475	23,212	1,435,770	4,041	1,439,811
Depreciation and Amortization	556,809	8,000	17,280	582,089	-	582,089
Segment Income (Loss)	(3,527,924)	(504,158)	184,430	(3,847,652)	18,267	(3,829,385)
Segment Assets	$7,362,353	$344,204	$725,949	$8,342,506	$(843,482)	$7,589,024

The table below presents certain financial information by business segment for the nine months ended September 30, 2010:

	Umbilical			Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Total	Eliminations	Total
Revenue from External Customers	$2,481,367	$267,986	$-	$2,749,353	$-	$2,749,353
Interest & Derivative Expense	850,922	14,404	-	865,326	-	865,326
Depreciation and Amortization	423,240	10,906	-	434,146	-	434,146
Segment Income (Loss)	(4,982,980)	(452,414)	-	(5,435,393)	(598,791)	(6,034,185)
Segment Assets	$6,490,420	$447,437	$2,109,058	$9,046,915	$(2,052,175)	$6,994,740

The table below presents certain financial information by business segment for the three months ended September 30, 2011:

	Umbilical			Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Total	Eliminations	Total
Revenue from External Customers	$878,407	$166,135	$448,257	$1,492,799	$-	$1,492,799
Interest & Derivative Expense	503,093	15,704	(8,598)	510,199	4,041	514,240
Depreciation and Amortization	276,167	2,881	(81,490)	197,558	-	197,558
Segment Income (Loss)	(811,783)	(92,775)	32,402	(872,156)	(107,297)	(979,453)
Segment Assets	$7,362,353	$344,204	$725,949	$8,342,506	$(843,482)	$7,589,024

The table below presents certain financial information by business segment for the three months ended September 30, 2010:

	Umbilical			Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Total	Eliminations	Total
Revenue from External Customers	$848,875	$109,574	$-	$958,449	$-	$958,449
Interest & Derivative Expense	204,970	8,032	-	213,002	-	213,002
Depreciation and Amortization	139,085	-	-	139,085	-	139,085
Segment Income (Loss)	(1,586,465)	(194,829)	-	(1,781,294)	(95,463)	(1,876,757)
Segment Assets	$6,490,420	$447,437	$2,109,058	$9,046,915	$(2,052,175)	$6,994,740

Guidance issued by the FASB requires that public business enterprises report financial and descriptive information about its reportable operating segments. CBAI has two operating segments. Cord generates revenues related to the processing and preservation of umbilical cord blood. Rain generates revenues related to television and radio advertising. All of its long-lived assets are located in, and substantially all of its revenues are generated from within, the United States of America.

The table below presents certain financial information by business segment for the year ended December 31, 2010:

	Umbilical			Radio/ TV	Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Advertising	Total	Eliminations	Total
Revenue from External Customers	$3,248,023	$450,187	$430,229	$-	$4,128,439	$-	$4,128,439
Interest Expense and Change in
Derivatives Liability	1,727,172	26,497	25,022	-	1,778,691	-	1,778,691
Depreciation and Amortization	563,086	17,419	7,273	-	587,777	-	587,778
Segment Income (Loss)	(6,947,884)	(746,232)	12,858	-	(7,681,258)	(461,247)	(8,142,505)
Segment Assets	$6,851,443	$347,686	$457,019	$-	$7,656,148	$(257,185)	$7,398,963

 The table below presents certain financial information by business segment for the year ended December 31, 2009:

	Umbilical Cord Blood	Radio/ Television Advertising	Segments Total	Consolidated Total
Revenue from External Customers	$3,036,325	$200,858	$3,237,831	$3, 237,183
Interest Expense and change in derivative liability	4,279,147	3,666	4,252,813	4,252,813
Depreciation and Amortization	570,757		570,757	570,757
Segment Income (Loss)	(9,707,645)	(61,494)	(9,769,139)	(9,769,139)
Segment Assets	$5,122,595	$-	$5,122,595	$5,122,595